Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 379,449,802	$ 54,260,600	¥ 253,708,400
Amounts due from subsidiaries	246,160,268	35,200,450	169,208,479
Other current assets	316,662	45,282	330,527
Total current assets	625,926,732	89,506,332	423,247,406
Non-current assets:
Investments in subsidiaries	2,093,454,072	299,359,951	2,183,092,396
Investments in equity securities			34,355,681
TOTAL ASSETS	2,719,380,804	388,866,283	2,640,695,483
Current liabilities:
Long -term bank loans, current portion	56,800,000	8,122,292	400,000
Amounts due to subsidiaries	886,616,955	126,784,538	925,349,353
Total current liabilities	943,416,955	134,906,830	925,749,353
Non-current liabilities:
Long-term bank loans, non-current portion	199,400,000	28,513,821	256,200,000
Total liabilities	1,142,816,955	163,420,651	1,181,949,353
Shareholders’ Equity:
Treasury stock	(48,054,863)	(6,871,754)	(37,043,116)
Additional paid-in capital	1,566,949,877	224,070,852	1,609,972,272
Accumulated losses	(291,545,544)	(41,690,458)	(458,337,569)
Accumulated other comprehensive income	11,093,099	1,586,292	6,033,263
Total Shareholders’ Equity	1,576,563,849	225,445,632	1,458,746,130
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,719,380,804	388,866,283	2,640,695,483
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	222,587,070	31,829,528	222,587,070
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	¥ 115,534,210	$ 16,521,172	¥ 115,534,210